May 28, 1999


Dear Shareholder:

We are pleased to present your Bailard, Biehl & Kaiser Diversa Fund semi-annual shareholders' report for the six months ended March 31, 1999. In this report, we will review the Diversa Fund's recent performance, explain why we continue to be cautious about the market outlook and discuss our current investment strategy.

MARKET REVIEW AND PERFORMANCE UPDATE

The Diversa Fund's performance over the six months ended March 31, 1999 can be divided into two very distinct periods - a very strong three months ended December 31, 1998 and an essentially flat first quarter of 1999. The Fund advanced an outstanding 10.4%1 during the fourth quarter of 1998 and a much more sedate 0.4%1 during the three months ended March 31, 1999, for a total return of 10.8%1 for the entire six months.

Why was the Diversa Fund's performance so different during these two periods? During the fourth quarter of 1998, the Diversa Fund's performance was driven by a rally in the global equity markets. Both U.S. and international stocks experienced high double-digit returns as they rebounded from last August's lows.2 Several well-timed interest rate cuts, Japanese reforms, more stable Asian markets and an IMF bailout of Brazil all helped restore confidence to the world's equity markets. By the end of 1998, last August's global stock market correction was but a distant memory.

During the first quarter of 1999, on the other hand, the world's financial markets experienced much more mixed results. The best performance ostensibly came from U.S. stocks. Spurred on by good economic news, both the S&P 500 and the Dow Jones Industrial Average hit record highs. However, a very limited number of large growth stocks were responsible for this performance. Most of the stocks in these two indices did not fare as well. Moreover, many small-cap, mid-cap and value domestic stock indices actually posted NEGATIVE returns for the quarter. Overseas, gains in Asian and emerging market stocks were offset by losses in European stocks. Finally, both U.S. and international bonds posted slightly negative returns due to rising interest rates in the U.S. and a stronger dollar overseas.(2)

We continue to be pleased with the Diversa Fund's performance at a time when the shifting tides within the financial markets have made it more difficult to manage investment portfolios. The Diversa Fund has benefited from the competitive performance of its U.S. stock portfolio, our country allocations overseas and our policy of using S&P 500 stock options to protect against the downside risk in the U.S. stock market. However, in hindsight, our decision in January to slightly reduce the Fund's U.S. and international stock exposure and increase its U.S. bond exposure did prove to be premature.

Since the end of March, both U.S. and international stocks have enjoyed good gains. As a result, the Diversa Fund was up 3.0%(1) for the month of April.

MARKET OUTLOOK

It is hard to flash cautionary signals when America is enjoying such good economic times and its stock market remains so buoyant. Nevertheless, we expect the financial markets to remain volatile. Although the U.S. economy has enjoyed a strong first quarter, we are concerned that the underpinnings of this growth are not sound or sustainable. Chief among our concerns are the virtually zero savings rate and the widening U.S. trade deficit. As a result, growth should slow later this year. Economic growth in Europe is decelerating, Japan is still mired in recession, and potential trouble spots abound overseas. We are particularly concerned about the outlook for the U.S. stock market. We believe domestic stocks are overvalued and displaying many of the characteristics of a market top. Although overvalued markets can remain overvalued for extended periods of time, we would rather protect the Diversa Fund against downside risk than be too greedy in the short term.

INVESTMENT STRATEGY

As a result, we are maintaining a defensive asset mix that is underweight in both U.S. and international stocks and overweight in U.S. bonds. We believe international stocks would be adversely affected by a strong dollar or a U.S. stock market correction. U.S. bonds, on the other hand, provide a stable income return and the possibility of capital appreciation should interest rates decline. The current asset allocation targets of the Diversa Fund are 16% cash equivalents, 35% U.S. bonds, 30% U.S. stocks, 7% international bonds and 12% international stocks.

Cash                               16%
U.S. Bonds                         35%
U.S. Stocks                        30%
International Bonds                 7%
International Stocks               12%

These are the investment targets for the Bailard, Biehl & Kaiser Diversa Fund as of May 6, 1999. The Fund's actual asset allocations may fluctuate from time to time above or below these targets. Please note that the Fund uses S&P 500 put options to reduce its effective U.S. stock exposure. As a result, the Fund actually has a significantly higher weighting in U.S. stocks and a significantly lower weighting in cash equivalents than these targets would indicate. At the time of this writing, for example, U.S. stocks represent about 44% and cash equivalents constitute less than 5% of the Diversa Fund's investment assets.

CLOSING COMMENTS

Although the U.S. is enjoying some of the best economic conditions in its history, we believe this is a time for prudent investors to be more defensive in their investment strategy. Domestic stocks, in particular, appear vulnerable to downside risks. However, the Diversa Fund retains enough U.S. stock exposure to benefit if the market defies our current expectations and continues to move upward.

Please feel free to contact one of our client service counselors at 800-882-8383 if you have any questions or would like to discuss the Fund in greater detail. We continue to appreciate your confidence and support.

Sincerely,


Thomas E. Bailard                           Burnie E. Sparks, Jr., CFA
Chairman                                    President


(1) Total returns for investment periods ended March 31, 1999: 3 months: 0.38%; 6 months: 10.85%; 12 months: 4.42%; 5 years: 10.53% annualized; 10 years:
     8.67% annualized. As required by the Securities and Exchange Commission, these figures reflect the average compounded return over the period indicated that would equate an initial amount invested in shares of the Fund to the ending redeemable value of such shares, assuming that all dividends and distributions by the Fund were reinvested at net asset value. The performance data quoted represents past performance, and the investment return and principal value of an investment in the Bailard, Biehl & Kaiser Diversa Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) The performance quoted represents past performance and is no indication of future results.

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------
                                                        PAR
                                                       VALUE           VALUE
                                                       -----           -----
 DOMESTIC SECURITIES (78.8%)

 DOMESTIC FIXED INCOME  (34.2%)

 CORPORATE BONDS

 GTE North Incorporated
        6.375%  02-15-10                            $   675,000     $   697,140
 Hertz Corporation
        7.000%  07-01-04                                250,000         258,575
 HRPT Properties
        6.875%  08-26-02                                200,000         195,752
 Key Bank USA
        7.550%  09-15-06                                250,000         267,695

 GOVERNMENT AGENCY

 Federal National Mortgage Association
        4.390%  10-13-00                                500,000         493,930
 Federal National Mortgage Association
        6.000%  05-15-08                                500,000         507,190

 UNITED STATES TREASURY OBLIGATIONS

 United States Treasury Bonds
       11.625% 11-15-02                                 475,000         573,340
 United States Treasury Bonds
        7.625%  02-15-25                              1,400,000       1,720,688
 United States Treasury Notes
        5.875%  02-15-04                                800,000         823,750
 United States Treasury Notes
        5.625%  02-15-06                              2,125,000       2,155,879
 United States Treasury Notes
        6.625%  05-15-07                              2,700,000       2,911,359
 United States Treasury Notes
        5.500%  02-15-08                                800,000         809,500

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------
                                                        PAR
                                                       VALUE           VALUE
                                                       -----           -----
 DOMESTIC FIXED INCOME- CONTINUED
 UNITED STATES TREASURY NOTES- CONTINUED
 United States Treasury Notes
        5.625%  05-15-08                               $750,000     $   763,828
 United States Treasury Notes
        4.750%  11-15-08                                500,000         481,874
                                                                    -----------

 TOTAL DOMESTIC FIXED INCOME
 (IDENTIFIED COST $12,663,867)                                       12,660,500
                                                                    -----------


 DOMESTIC STOCKS (44.6%)                               SHARES           VALUE
                                                       ------           -----
 BASIC INDUSTRY  (1.7%)
 Bemis Company                                            6,800         211,225
 Du Pont (E.I.) De Nemours                                4,600         267,088
 Nucor Corp.                                              3,600         158,625
                                                                    -----------
 Total Basic Industry                                                   636,938
                                                                    -----------

 CAPITAL GOODS (4.6%)
 General Electric Company                                 6,300         696,938
 Tyco Int'l. Ltd.                                         6,900         495,075
 United Technologies Corp.                                3,700         501,119
                                                                    -----------
 Total Capital Goods                                                  1,693,132
                                                                    -----------

 COMMUNICATIONS (4.2%)
 AT & T Corp.                                             8,000         638,500
 Bell Atlantic Corp.                                      6,000         310,125
*Qwest Communications                                     3,429         247,209
 Sprint Corporation                                       3,600         353,250
                                                                    -----------
 Total Communications                                                 1,549,084
                                                                    -----------

 CONSUMER CYCLICALS (3.7%)
*Lear Corp.                                               5,100         217,706
 Lowes Companies Inc.                                     6,900         417,450
 Sears Roebuck & Co.                                      6,900         311,794
*Sound Advice Inc. Wts (Ex. 6/14/99)                         93               0
 Wal Mart Stores Inc.                                     4,500         414,844
                                                                    -----------
 Total Consumer Cyclicals                                             1,361,794
                                                                    -----------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
 DOMESTIC STOCKS- CONTINUED
 CONSUMER STAPLES (5.8%)
 Food Lion Inc. Class B                                  27,800     $   250,200
 Kimberly Clark Corp.                                     4,100         196,544
 Rubbermaid Inc.                                          6,542         310,745
 PepsiCo, Inc.                                           15,000         587,812
 Sysco Corp.                                             26,200         689,388
 Unilever NV New York Shares                              2,000         132,875
                                                                    -----------
 Total Consumer Staples                                               2,167,564
                                                                    -----------

 ENERGY/RESOURCES (3.2%)
 Mobil Corp.                                              6,900         607,200
 Royal Dutch Petroleum Co.                                7,400         384,800
 Valero Refining & Marketing Co.                          7,500         186,563
                                                                    -----------
 Total Energy/Resources                                               1,178,563
                                                                    -----------

 FINANCE (6.1%)
 Banc One Corp.                                           8,250         454,266
 BankAmerica Corp.                                        5,601         395,571
 Chase Manhattan Corp.                                    7,200         585,450
 Federal National Mortgage Assoc.                         2,500         173,125
*National Mercantile Bancorp
      Warrants (Ex. 06/02/99)                             1,434               0
*Ocwen Financial Corporation                             11,000          96,938
 Reliastar Financial Corp.                                6,900         294,113
 Washington Mutual Inc.                                   6,700         273,863
                                                                    -----------
 Total Finance                                                        2,273,326
                                                                    -----------

 HEALTH CARE (4.9%)
*Alza Corp.                                               4,300         164,475
 American Home Products Corp.                            11,000         717,750
*Boston Scientific Corp.                                  4,600         186,587
 Johnson & Johnson                                        5,100         477,806
 Merck & Co.                                              3,400         272,637
                                                                    -----------
 Total Health Care                                                    1,819,255
                                                                    -----------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
 DOMESTIC STOCKS- CONTINUED
 HIGH TECHNOLOGY (6.9%)
*Cisco Systems, Inc.                                      4,300     $   471,119
 Intel Corp.                                              3,200         381,200
 International Business Machines                          2,000         354,500
*Microsoft Corp.                                          8,000         717,000
 Xerox Corp.                                             11,400         608,474
                                                                    -----------
 Total High Technology                                                2,532,293
                                                                    -----------

 TRANSPORTATION (0.6%)
*AMR Corp.                                                4,000         234,250
                                                                    -----------

 UTILITIES (2.0%)
 Enron Corp.                                              7,000         449,750
 Peco Energy Co.                                          1,900          87,874
 Southern Co.                                             5,400         125,887
 Texas Utilities                                          1,700          70,869
                                                                    -----------
 Total Utilities                                                        734,380
                                                                    -----------

 PUT OPTIONS ON STOCK INDICIES (0.9%)
   PURCHASED
 S & P 500 Stock Index Apr.
      Put @ 1250 Exp 04/17/99                                30          28,500
 S & P 500 Stock Index May
      Put @ 1275 Exp 05/22/99                                20          73,250
 S & P 500 Stock Index Apr.
      Put @ 1225 Exp 04/17/99                                20          10,500
 S & P 500 Stock Index Jun
      Put @ 1290 Exp 06/19/99                                40         212,000
                                                                    -----------

 TOTAL PUT OPTIONS ON STOCK INDICES
 (IDENTIFIED COST $166,362)                                             324,250
                                                                    -----------

 TOTAL DOMESTIC STOCKS
 (IDENTIFIED COST $11,513,965)                                       16,180,579
                                                                    -----------

 TOTAL DOMESTIC SECURITIES
 (IDENTIFIED COST $24,344,194)                                       29,165,329
                                                                    -----------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                   PAR VALUE
 INTERNATIONAL SECURITIES (18.5%)              (LOCAL CURRENCY)         VALUE
                                               ----------------         -----
 INTERNATIONAL FIXED INCOME (6.1%)

 Asian Development Bank
        3.125%  06-29-05                     (Y)     15,000,000     $   141,464
 Deutschland Bundsrepublk
        5.250%  01-04-08                     EUR        127,823         150,535
 Government of Canada
        8.500%  04-01-02                      C$         75,000          54,383
 Government of Canada
        6.000%  06/01/08                      C$        120,000          84,796
 Government of France
        9.500%  01-25-01                     EUR        236,295         284,288
 Government of the Netherlands
        8.500%  03-15-01                     EUR        249,580         297,146
 International Bank for
   Reconstruction & Development
        7.250%  04-09-01                     NZD        200,000         110,352
 Kingdom of Denmark
        8.000%  05-15-03                     DKr      1,125,000         190,324
 Kingdom of Sweden
       6.500%   10-25-06                     SEK      1,600,000         223,842
 Quebec Province
        8.625%  11-04-11                 (pound)         60,000         118,328
 Republic of Germany
        6.875%  05-12-05                     EUR        102,258         129,645
 Republic of Italy
        6.500% 11-01-27                      EUR        103,291         133,063
 Societe Nat'l. des Chemins de Fer
        6.750%  03-01-00                     (Y)      8,000,000          71,667
 Tesco  Plc
        7.500%  07-30-07                 (pound)         30,000          54,821
 Treuhandanstalt
        7.750%  10-01-02                     EUR         89,476         110,839
 U.K. Treasury
        9.750%  08/27/02                 (pound)         55,000         102,522
                                                                    -----------
 TOTAL INTERNATIONAL FIXED INCOME
 (IDENTIFIED COST $2,332,533)                                         2,258,015
                                                                    -----------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
 INTERNATIONAL STOCKS (12.4%)

 ARGENTINA (0.1%)
 Telecom Argentina Stet France ADR                          600     $    16,463
 Transp. Gas Del Sur (TGS) Spns'd ADR                     1,600          15,000
                                                                    -----------
 Total Argentina                                                         31,463
                                                                    -----------

 AUSTRALIA (0.3%)
 Australia & New Zealand Bank Group                       1,600          11,569
 CSR Ltd.                                                 4,000           8,636
 Lend Lease Corp. Ltd.                                    1,700          21,569
 National Australia Bank Ltd.                             1,000          18,092
 National Mutual Holdings                                 7,000          11,272
 Telstra Corporation                                      5,000          26,065
 The News Corporation Ltd.                                1,600          11,794
 Woodside Petroleum Ltd.                                  1,000           6,026
                                                                    -----------
 Total Australia                                                        115,023
                                                                    -----------

 AUSTRIA (0.4%)
 Austria Tabakwerke AG                                      157          10,577
 Bank Austria AG                                            824          49,016
 Brau-Union AG                                              275          14,340
 Brau-Union Hungaria Pfd.                                   690          10,801
 Evn Energy-Versorg AG                                      150          19,506
 Mayr-Melnhof Karton AG                                     257          11,373
 OMV AG                                                     284          25,111
                                                                    -----------
 Total Austria                                                          140,724
                                                                    -----------

 BELGIUM (0.3%)
 Fortis Strip VVPR                                          108               1
 Fortis Nl NV                                               958          35,372
 Electrabel NPV                                             110          39,427
 KBC Bancassurance Holding SA                               300          19,999
                                                                    -----------
 Total Belgium                                                           94,799
                                                                    -----------

 BRAZIL (0.2%)
 Cia Paranaense Energy                                2,470,000          18,637
 Electrobras Pfd. ADR                                     1,200          12,600
 Telebras Spns'd pfd. ADR                                   450          36,281
                                                                    -----------
 Total Brazil                                                            67,518
                                                                    -----------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
 INTERNATIONAL STOCKS- CONTINUED
 CANADA (0.3%)
*BCT Telus Communication Inc.                               291     $     7,117
*BCT Telus Communication Inc. Non Voting                     97           2,292
 Canadian Imperial Bank of Commerce                         500          12,758
 Quebecor, Inc. Class B                                     500          10,990
*Webs Index Fund, Inc., Canada Webs                       5,000          62,187
                                                                    -----------
 Total Canada                                                            95,344
                                                                    -----------

 DENMARK (0.1%)
 Den Danske Bank                                            200          21,010
 Teledenmark A/S B                                          300          29,719
                                                                    -----------
 Total Denmark                                                           50,729
                                                                    -----------

 FINLAND (0.1%)
 Nokia Corp. ADR                                            300          46,725
                                                                    -----------
 Total Finland                                                           46,725
                                                                    -----------

 FRANCE (0.8%)
 L'Air Liquide                                                6             894
 AXA- UAP SA                                                150          19,886
 Banque Paribas A Shares                                    300          33,489
 Cap Gemini SA                                              100          16,745
 Casino Guichard Perrachon et Cie.                          250          22,186
 Elf Aquitaine SA Spns'd ADR                                300          20,194
 Eridania Beghin Say SA                                     100          14,811
 Essilor Int'l.                                              50          16,680
 FranceTelecom SA                                           350          28,302
 LaFarge SA                                                 200          18,029
 Peugeot SA                                                  80          11,504
 Sanofi                                                     100          16,842
 Schneider SA                                               300          16,599
 Scor                                                       300          15,093
 Suez Lyonnaise des Eaux                                    200          37,009
 Vivendi Wts. (Ex. 5/2/01)                                  100             246
                                                                    -----------
 Total France                                                           288,509
                                                                    -----------

 GERMANY (0.4%)
 Alliance AG                                                 50          15,222
 Volkswagenwerk AG                                          150           9,992
*Webs Index Fund, Inc., Germany Webs                      7,000         139,125
                                                                    -----------
 Total Germany                                                          164,339
                                                                    -----------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
 INTERNATIONAL STOCKS- CONTINUED
 GREECE (0.4%)
 Alpha Credit Bank                                          754     $    50,029
 Attica Enterprises S.A.                                  1,200          10,216
 Ergo Bank                                                  231          17,259
 Hellenic Telecom Org                                       500          12,125
 National Bank of Greece                                    400          27,043
*Panafon Hellenic Telecom                                   630          16,349
 Titan Cement Co.                                           150          11,406
                                                                    -----------
 Total Greece                                                           144,427
                                                                    -----------

 HONG KONG/ CHINA (0.4%)
 Cheung Kong Holdings                                     3,000          22,840
 Dao Heng Bank                                           13,000          42,861
 Gold Peak Industrial                                    13,000           2,164
 Gold Peak Industrial Rts. 04/01/99                       3,250              96
 Gold Peak Industrial  Hldg. Wts. (Ex. 08/06/00)          2,600             $91
 Hong Kong & China Gas Wts. (Ex. 9/30/99)                    42               2
 Hong Kong Electric                                       5,000          15,130
 Hong Kong Telecommunications                             6,000          11,807
*Huaneng Power Int'l. ADR                                   500           4,969
 Hutchison Whampoa                                        4,000          31,485
                                                                    -----------
 Total Hong Kong/ China                                                 131,445
                                                                    -----------

 HUNGARY (0.3%)
 Magyar Olaj-Es Gazpari                                   1,470          31,536
 Matav Rt. ADR                                              650          17,388
 Matav Rt.                                                2,340          12,470
 OTP Bank                                                   815          31,496
 Richter Gedeon Vegyeszeti                                  470          15,244
                                                                    -----------
 Total Hungary                                                          108,134
                                                                    -----------

 INDONESIA (0.3%)
 Gudang Garam                                            12,000          15,942
 Indostat Satellite                                      24,000          31,885
*Indofood Sukes Makmur                                   30,000          18,674
*Pabrik Kert Tjiwi Kimia                                 50,000          11,095
 Semen Gresik                                            20,000          22,363
 Telekomunikasi Indo B                                   65,000          21,168
                                                                    -----------
Total Indonesia                                                         121,127
                                                                    -----------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
 INTERNATIONAL STOCKS- CONTINUED
 IRELAND (0.3%)
 Allied Irish Banks                                       3,000     $    51,821
 CRH                                                      1,500          25,894
 Fyffes                                                   7,000          16,475
 Smurfit (Jefferson) Plc                                  6,500          13,122
                                                                    -----------
 Total Ireland                                                          107,312
                                                                    -----------

 ISRAEL (0.2%)
*DSP Group Inc. ADR                                         700          10,281
*ECI Telecom ADR                                            600          21,000
*Gilat Satellite Networks Ltd. ADR                          400          24,000
 Teva Pharmaceutical Ind. Spns'd ADR                        600          28,463
                                                                    -----------
 Total Israel                                                            83,744
                                                                    -----------

 ITALY (0.5%)
*Webs Index Fund, Inc., Italy Webs                        6,800         176,800
                                                                    -----------
 Total Italy                                                            176,800
                                                                    -----------

 JAPAN (1.2%)
 Bank of Tokyo-Mitsubishi                                 2,000          27,561
 Hokkaido Takushoku                                      12,000             101
 Mitsui Chemicals                                         2,000           9,626
 Sankyo Co. Ltd.                                          1,000          21,447
 Takefuji Corp.                                             300          23,052
 *ebs Index Fund, Inc., Japan Webs                       32,500         373,750
                                                                    -----------
 Total Japan                                                            455,537
                                                                    -----------

 MEXICO (0.3%)
 Alfa SA de CV Class A                                    2,200           6,663
 Empresas Ica Soc Controladora                           13,000          11,190
 Fermento Economico Mexica                                4,600          14,052
 Grupo Industrial Maseca                                 19,000          15,358
 Soriana SA Series B                                      3,500          12,088
 Telefonos de Mexico Series L ADR                           600          39,300
                                                                    -----------
 Total Mexico                                                            98,651
                                                                    -----------

 NETHERLANDS (0.4%)
*Webs Index Fund, Inc., Netherlands Webs                  6,200         147,250
                                                                    -----------
 Total Netherlands                                                      147,250
                                                                    -----------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
 INTERNATIONAL STOCKS- CONTINUED
 NEW ZEALAND (0.3%)
*Auckland International Airport Ltd.                     10,000     $    14,612
 Flecther Challenge Buildings                             2,000           2,699
 Telecom Corp. of New Zealand                            18,000          87,546
                                                                    -----------
 Total New Zealand                                                      104,857
                                                                    -----------

 NORWAY (0.1%)
*Bona Shipholding Ltd.                                       33             224
 Elkem A/S A                                              1,000          14,750
 Kvaerner Industrier                                        200           3,558
 Norsk Hydro AS                                             650          26,492
                                                                    -----------
 Total Norway                                                            45,024
                                                                    -----------

 PHILIPPINES (0.4%)
 Ayala Corp.                                             90,000          27,290
 Bank of the Phillipine Island                           11,000          27,535
*C & P Homes Inc.                                       433,000           7,263
*Davao Union Cement                                      60,000           1,672
*Empire East Land                                        84,600           1,528
*Filinvest Land                                         480,900          39,713
*Mondragon International                                 42,000             661
 Philippine Long Distance                                 1,300          34,219
*Philippine National Bank                                   225             312
 San Miguel Corp. Class B                                15,000          24,968
                                                                    -----------
 Total Philippines                                                      165,161
                                                                    -----------

 POLAND (0.3%)
 Big Bank Gdanski SA                                     30,000          57,736
 Elektrim SA                                              1,500          16,870
 Mostostal Export                                         5,000           5,999
*Stalex Port A                                            2,000           9,847
*Telekomunikacja Polska SA                                3,000          16,346
                                                                    -----------
 Total Poland                                                           106,798
                                                                    -----------

 PORTUGAL (0.1%)
 Banco Pinto & Sotto Mayor                                  795          15,681
 Jeronimo Martins Filho SGPS SA                             200           7,125
 Electric de Portugal Spns'd ADR                            500          19,781
 Telecel Comuni Pes                                         100          15,924
                                                                    -----------
 Total Portugal                                                          58,511
                                                                    -----------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
 INTERNATIONAL STOCKS- CONTINUED
 SINGAPORE (0.4%)
 Creative Technology Ltd.                                   700     $     8,140
 DBS Land                                                16,000          23,604
 Elec & Eltek International Co.                           4,000          14,720
 Overseas Chinese Bank (Fgn. Reg'd.)                      6,200          41,967
 Overseas Union Bank (Fgn. Reg'd)                         8,000          28,233
 Singapore Press Holdings (Fgn. Reg'd)                    2,000          22,100
 Singapore Telecom                                       13,000          18,502
 United Overseas Land   Wts. (Ex. 5/28/01)                  450             100
                                                                    -----------
 Total Singapore                                                        157,366
                                                                    -----------

 SOUTH AFRICA (0.2%)
 Bidvest Group Ltd.                                       2,600          21,229
 Impala Platinum Holdings Ltd.                              850          14,568
 Imperial Holdings Ltd.                                   3,040          24,575
 Rembrandt Group Ltd.                                     3,000          21,487
                                                                    -----------
 Total South Africa                                                      81,859
                                                                    -----------

 SOUTH KOREA (0.6%)
 Hankuk Electric Glass Co.                                1,150          14,719
*Housing & Commercial Bank                                2,050          40,933
*Kookmin Bank                                             1,500          14,792
*Korea Electric Power Corp.                               1,600          38,598
*Korea Telecom Corp.                                        500          16,952
*Pohang Iron & Steel                                        355          21,902
*Samsung Corporation                                      4,000          27,351
*Samsung Electronics                                        800          61,940
*Ssangyong Oil Refining                                     800          12,389
                                                                    -----------
 Total South Korea                                                      249,576
                                                                    -----------

 SPAIN (0.4%)
*Webs Index Fund, Inc., Spain Webs                        5,000         136,562
                                                                    -----------
 Total Spain                                                            136,562
                                                                    -----------

 SWEDEN (0.3%)
 Ericsson LM Tel Co ADR                                   1,500          35,719
*Webs Index Fund, Inc., Sweden Webs                       4,300          86,000
                                                                    -----------
Total Sweden                                                            121,719
                                                                    -----------

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
 INTERNATIONAL STOCKS- CONTINUED
 SWITZERLAND (0.5%)
 Julius Baer Holdings                                        10     $    32,423
*Webs Index Fund, Inc., Switzerland Webs                  8,780         138,834
                                                                    -----------
Total Switzerland                                                       171,257
                                                                    -----------

 THAILAND (0.4%)
*Bangkok Bank (Fgn. Reg'd)                               12,000          24,597
*Electricity Generating (Fgn. Reg'd.)                     8,000          15,973
*National Finance Public Co. (Fgn. Reg'd)                50,000          14,642
*Siam Cement Plc(Fgn. Reg'd.)                             2,000          40,463
*Thai Farmers Bank Plc                                   15,000          30,347
                                                                    -----------
 Total Thailand                                                         126,022
                                                                    -----------

 UNITED KINGDOM (1.1%)
 BP Amoco Plc                                             1,300          22,355
 British Aerospace                                        1,500          10,025
 British Energy Plc                                       1,300          12,487
 British Telecom Plc                                      2,000          32,706
 Cadbury Schwepps Ord.                                    1,100          16,053
 Diageo Plc                                               1,500          31,668
 Dixons Group                                             1,000          11,187
 Glaxo Wellcome Plc                                       1,500          50,068
 Hanson Plc                                               2,500          22,358
 Lloyds TSB Group                                         2,000          30,793
 Logica Plc.                                              1,800          18,524
 National Westminster Bank                                1,700          39,573
 Reuters Group Plc.                                       2,000          29,348
 Somerfield Plc                                           3,000          15,376
 SmithKline Beecham Plc                                   1,064          15,355
 Vodafone Group Plc                                       1,500          28,012
                                                                    -----------
 Total United Kingdom                                                   385,888
                                                                    -----------

 TOTAL INTERNATIONAL STOCKS
 (IDENTIFIED COST $2,794,433)                                         4,580,200
                                                                    -----------

 TOTAL INTERNATIONAL SECURITIES
 (IDENTIFIED COST $5,126,966)                                         6,838,215
                                                                    -----------

 TOTAL INVESTMENTS: 97.3%
 (IDENTIFIED COST $29,649,754)                                      $36,003,544
                                                                    ===========

                     (See "Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

                                                     CONTRACTS
                                                    (100 SHARES
                                                   PER CONTRACT)        VALUE
                                                   -------------        -----
 COVERED PUT OPTIONS WRITTEN: (0.3%)
 S & P 500 Stock Index Apr.
      Put @ 1175 Exp 04/17/99                           20              ($5,125)
 S & P 500 Stock Index May
      Put @ 1175 Exp 05/22/99                           20              (25,750)
 S & P 500 Stock Index Jun
      Put @ 1175 Exp 06/19/99                           40              (84,000)
                                                                    -----------

 TOTAL COVERED PUT OPTION WRITTEN
 (PREMIUM RECEIVED $178,594)                                           (114,875)
                                                                    -----------

 OTHER ASSETS LESS LIABILITIES: 3.0%                                  1,036,286
                                                                    -----------

 NET ASSETS: 100.0%                                                 $37,039,830
                                                                    ===========


                 CURRENCY LEGEND:

 (pound)  - British Pound     (Y)  - Japanese Yen
 C$       - Canadian Dollar   NZD  - New Zealand
 DKR      - Danish Kronar     SEK  - Swedish Krona
 EUR      - Euro





--------------------------------------------------------------------------------
* Non-income producing security.

BAILARD, BIEHL & KAISER DIVERSA FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

ASSETS

Investments, at value
  (Identified cost $29,649,754)                                      $36,003,544
Cash                                                                     667,178
Receivables:
  Portfolio securities sold                            $   279,455
  Dividend, interest and recoverable foreign
    taxes receivable                                       280,572
  Unrealized gain on forward currency contracts
    open (Note 5)                                           16,698
  Fund shares sold                                          11,438       588,163
                                                       -----------
Prepaid expenses                                                          18,648
Other assets                                                               4,838
                                                                     -----------

    Total assets                                                      37,282,371
                                                                     -----------

LIABILITIES

Payables:
  Covered put options written, at value
    (proceeds $178,594)                                    114,875
  Portfolio securities purchased                            27,097
  Shares redeemed                                           17,000       158,972
                                                        ----------
Accrued management fees (Note 3)                                          24,210
Other accrued expenses                                                    59,359
                                                                     -----------
    Total liabilities                                                    242,541
                                                                     -----------

Net assets (equivalent to $13.36 per share,
  representing the offering and redemption
  price for 2,771,679 shares outstanding,
  unlimited number of shares authorized)                             $37,039,830
                                                                     ===========

Net assets consist of:
  Capital paid in                                                    $29,389,652
  Accumulated net investment income                                      145,816
  Accumulated net realized gain on investments
    and foreign currency transactions                                  1,071,886
  Unrealized appreciation on:
    Investments                                        $ 6,417,509
    Foreign currency                                        14,967     6,432,476
                                                       -----------   -----------

                                                                     $37,039,830
                                                                     ===========

                     See ("Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
STATEMENT OF OPERATIONS
MARCH 31, 1999
(UNAUDITED)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $3,652)               $   161,324
  Interest                                                              454,104
                                                                    -----------
                                                                        615,428

Expenses
  Advisory fees (See Note 3)                            $ 177,504
  Custodian fees                                           71,705
  Audit and legal fees                                     50,265
  Transfer agent fees                                       9,145
  Administrative fees                                      16,205
  Trustees' fees and expenses (See Note 3)                  9,850
  Registration fees                                         7,670
  Insurance                                                 2,530
  Printing fees                                               990
                                                        ---------
     Total expenses                                                     345,864

     Net investment income                                              269,564
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized gain on investments                                    1,302,213
  Net change in unrealized gain on investments                        2,218,792
                                                                    -----------
     Net gain on investments                                          3,521,005
                                                                    -----------
  Net realized loss on foreign currency                                 (31,138)
  Net change in unrealized gain on foreign currency
    and foreign currency denominated assets and
    liabilities                                                          73,691
                                                                    -----------
    Net gain on foreign currency                                         42,553
                                                                    -----------
    Net gain on investments and foreign currency                      3,563,558
                                                                    -----------
  Net increase in net assets resulting from operations              $ 3,833,122
                                                                    ===========

                     See ("Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                    For the six      For the
                                                   months ended     year ended
                                                   March 31, 1999   September
                                                     Unaudited       30, 1998
                                                   --------------  -------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income                            $    269,564    $    502,693
  Net realized gain on investments                    1,302,213       3,196,058
  Net unrealized gain (loss) on investments           2,218,792      (2,284,196)
  Net realized loss on foreign currency                 (31,138)       (147,495)
  Net unrealized gain (loss) on foreign currency
    and foreign currency denominated assets and
    liabilities                                          73,691         (46,089)
                                                   ------------    ------------
  Net increase resulting from operations              3,833,122       1,220,971
                                                   ------------    ------------

Distributions to shareholders:
  From net investment income                           (135,945)       (620,306)
  From net realized gains                            (2,613,103)     (2,829,561)
                                                   ------------    ------------
  Total distributions                                (2,749,048)     (3,449,867)
                                                   ------------    ------------

Fund share transactions:
  Proceeds from shares sold                           1,585,674       1,693,538
  Net asset value of shares issued on
     reinvestment of distributions                    2,484,194       3,114,218
  Cost of shares redeemed                            (3,443,538)     (4,720,565)
                                                   ------------    ------------
  Net increase resulting from
     Fund share transactions                            626,330          87,191
                                                   ------------    ------------
  Net increase (decrease)                             1,710,404      (2,141,705)

Net Assets
  Beginning of period                                35,329,426      37,471,131
                                                   ------------    ------------
  End of period (including accumulated
     net investment income of $123,874 and
     $12,197, respectively)                        $ 37,039,830    $ 35,329,426
                                                   ============    ============

Number of Fund Shares
  Sold                                                  117,858         124,255
  Issued on reinvestment of distributions               192,652         245,803
  Redeemed                                             (257,738)       (345,267)
                                                   ------------    ------------
  Net increase                                           52,772          24,791
                                                   ============    ============

                     See ("Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

For a share outstanding throughout the period:

                                                                         Year Ended September 30,
                                         ------------------------------------------------------------------------------
                                          For the six months
                                         ended March 31, 1999
                                             (Unaudited)         1998         1997       1996      1995        1994
                                             -----------        -------     -------      -----    -------     -------
Net Asset Value, Beginning of Period           $ 12.99          $ 13.91     $ 13.39     $ 13.20   $ 12.01     $ 12.68
                                               -------          -------     -------     -------   -------     -------
  Income from Investment Operations:
    Net Investment Income                         0.28             0.13(1)     0.40(1)     0.31      0.38(1)     0.26
    Net Realized/Unrealized Gain (Loss) on
        Securities and Foreign Currency           1.37             0.23        1.92        0.96      1.13       (0.66)
                                               -------          -------     -------     -------   -------     -------
    Total from Investment Operations              1.65             0.36        2.32        1.27      1.51       (0.40)
                                               -------          -------     -------     -------   -------     -------

  Less Distributions:
    From Net Investment Income                   (0.23)           (0.23)      (0.42)      (0.32)    (0.26)      (0.05)
    From Net Realized Gains                      (1.05)           (1.05)      (1.38)      (0.76)    (0.06)      (0.22)
                                               -------          -------     -------     -------   -------     -------
    Total Distributions                          (1.28)           (1.28)      (1.80)      (1.08)    (0.32)      (0.27)
                                               -------          -------     -------     -------   -------     -------
  Net Asset Value, End of Period               $ 13.36          $ 12.99     $ 13.91     $ 13.39   $ 13.20     $ 12.01
                                               =======          =======     =======     =======   =======     =======

  Total Return                                   10.85%(2)         2.98%      19.14%      10.09%    12.83%      (3.18%)

  Ratios/Supplemental Data:

Net Assets, End of Period (000's)              $37,018          $35,329     $37,471     $36,566   $40,688     $46,047

    Ratio of Expenses to Average Net Assets
       Before Expenses Paid Indirectly            1.85%(3)         1.86%       1.84%       1.99%     1.85%       1.82%
       After Expenses Paid Indirectly             1.85%(3)         1.80%       1.84%       1.99%     1.85%       1.82%


    Ratio of Net Investment Income to
       Average Net Assets                         1.44%(3)         1.34%       1.87%       2.09%     2.97%       2.03%

    Portfolio Turnover Rate                         21%              59%         66%         68%      166%        137%

----------
1. Net investment income per share has been computed before adjustments for book/tax differences.
2.   Not annualized
3.   Annualized

                     See ("Notes to Financial Statements")

BAILARD, BIEHL & KAISER DIVERSA FUND
NOTES TO FINANCIAL STATEMENTS
Unaudited
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Bailard, Biehl & Kaiser Diversa Fund (the "Fund") is the sole series of the Bailard, Biehl & Kaiser Fund Group, which was organized as a Massachusetts business trust in August 1986 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following significant accounting policies are followed by the Fund in the preparation of its financial statements and are in conformity with generally accepted accounting principles.

SECURITY VALUATION
Each listed investment security is valued at the closing price reported by the principal securities exchange on which the issue is traded or, if no sale is reported, the mean of the closing bid and asked prices. Securities which are traded over-the-counter are normally valued at the mean of the closing bid and asked prices quoted by major dealers of such securities, or, in the absence of such prices, as determined in good faith by, or under procedures determined by, the Trustees of the Fund. Short-term obligations with a maturity of 60 days or less are valued at amortized cost which approximates market.

The Fund's investment in foreign securities may entail risks due to the potential of political and economic instability in the countries in which the securities are offered or the issuers conduct their operations. It is the Fund's policy to continuously monitor exposure to these risks.

FOREIGN CURRENCY
Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values at the mean of the bid and offer price of such currency against U.S. dollars last quoted on the valuation date. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired.

The Fund includes foreign exchange gains and losses from dividends and interest receivable and other foreign-currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are included with net realized and unrealized gain (loss) on investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Fund may enter into contracts to sell foreign currencies to hedge certain foreign currency assets. All commitments are "marked-to-market" daily at the applicable translation rates supplied by a quotation service and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Fund records realized gains or losses at the time the forward contract is settled. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

OPTIONS
The Fund may purchase and write call and put options on foreign currencies and stock indices. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying currencies or indices may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the currency or indices underlying the written option.

BAILARD, BIEHL & KAISER DIVERSA FUND
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing a put and call option is limited to the premium paid.

The Fund follows the following procedures when valuing options. For all options other than index options, the value is the last sale price on the exchange on which they are listed, unless no sales of such options have taken place on that day, in which case they will be valued at the mean between their closing bid and asked prices. Exchange traded index options are valued at the last sale price only if that price falls on or between the closing bid and asked prices on that day. If the last sale price falls outside of the range of the closing bid and asked prices, or if there has been no sale that day, then the index option will be valued using the mean of the closing bid and asked prices.

FEDERAL INCOME TAXES
The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Also, it is the Fund's intention to make distributions in amounts sufficient to avoid imposition of excise tax under the Internal Revenue Code. Therefore, no provision is made for Federal income or excise taxes.

Paid in capital, undistributed net investment income and undistributed realized net gain have been adjusted for permanent book-tax differences.
Reclassifications between undistributed net investment income and undistributed realized net gain arose principally from differing book and tax treatments for foreign currency transactions.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER
Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Fund first becomes aware of such dividends. Interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

The Fund uses the identified cost method for determining realized gain or loss on investments.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
For the six months ended March 31, 1999, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,566,174 and $7,539,795, respectively. Purchases and sales of U.S. Government obligations aggregated $4,006,779 and $1,783,063, respectively.

NOTE 3 - MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory and Management Agreement with Bailard, Biehl & Kaiser, Inc. (the Advisor). The Agreement requires the payment of a monthly fee computed on an annual basis as follows:

   .95% of the first $75,000,000 of the average daily net assets of the Fund; .80% on the next $75,000,000;
   .65% on amounts in excess of $150,000,000.

BAILARD, BIEHL & KAISER DIVERSA FUND
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

NOTE 3 - CONTINUED

As approved by the Trustees, the Fund has entered into an agreement with its custodian, Brown Brothers Harriman & Co. ("BBH & Co."), whereby brokerage commissions charged on U.S. equity trades executed through BBH & Co. are available to offset custody transaction charges. For the six months ended March 31, 1999, there were no such credits.

Each outside Trustee is compensated by the Fund at the rate of $4,000 per year plus an attendance fee of $666 for each Trustees' meeting attended and related travel expenses.

Note 4 - Unrealized Appreciation (Depreciation) on a Tax Basis
Unrealized appreciation (depreciation) at March 31, 1999 based on cost of securities of $29,649,754 for federal income tax purposes, consists of the following:

         Gross unrealized appreciation                     $ 7,456,542
         Gross unrealized depreciation                      (1,102,752)
                                                           -----------
         Net unrealized appreciation                       $ 6,353,790
                                                           ===========

NOTE 5 - FORWARD FOREIGN CURRENCY CONTRACTS
At March 31, 1999, the Fund had entered into forward foreign currency contracts which obligated the Fund to exchange currencies at specified future dates. At the maturity of a forward contract, the Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Fund under the contracts, including contracts which have been offset but remained unsettled, has been netted against the forward value of the currency to be delivered by the Fund and the remaining amount is shown as receivable for forward currency contracts in the financial statements. Open forward foreign currency exchange contracts outstanding at March 31, 1999 were as follows:

                                                              Unrealized
     Currency                 Currency       Delivery        Appreciation
    Receivable               Deliverable       Date         (Depreciation)
    ----------               -----------       ----         --------------
    $ 100,128        (Y)     11,314,500       05/12/99         $ 4,049
       55,430        NZD        100,000       05/17/99           2,023
      200,000        (Y)     23,402,400       05/18/99           1,131
       63,474        SEK        514,140       05/28/99             720
      605,634        EUR        553,535       06/10/99           5,613
      286,129    (pound)        176,415       06/17/99           1,399
       41,661        SEK        337,825       06/17/99             381
       52,844         C$         80,000       06/22/99             (72)
      162,912        DKr      1,106,940       06/23/99           1,449
                                                               -------
                                                               $16,698
                                                               =======

                                CURRENCY LEGEND:
        C$   - Canadian Dollar                     SEK   - Swedish Krona
       DKr   - Danish Kroner                   (pound)   - British Sterling
       EUR   - Euro                                (Y)   - Japanese Yen
       NZD   - New Zealand Dollar

BAILARD, BIEHL & KAISER DIVERSA FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF
BAILARD, BIEHL & KAISER DIVERSA FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bailard, Biehl & Kaiser Diversa Fund (the "Fund") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers and application of alternative procedures where broker confirmations were not received, provide a reasonable basis for the opinion expressed above.



PRICEWATERHOUSECOOPERS LLP
San Francisco, California
November 18, 1998